Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Valuation Methodology

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase warrants that are categorized within Level 3 of the fair value hierarchy for the years ended 2015 and 2014 is as follows:

Stock Purchase Warrants	Weighted Average Inputs for the Period
Date of valuation	For the Year Ending December 31, 2015	For the Year Ending December 31, 2014
Strike price	$0.74	$10.70

Volatility (annual)	155%	166%

Risk-free rate	1.8%	1.00%

Contractual term (years)	4.2	2. 25

Dividend yield (per share)	0%	0%

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants:

	As of December 31, 2015
	Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$26,493,000	—	—	$26,493,000	$26,493,000

Total	$26,493,000	—	—	$26,493,000	$26,493,000

	As of December 31, 2014
	Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$9,000	—	—	$9,000	$9,000

Total	$9,000	—	—	$9,000	$9,000

Schedule of Changes in Level 3 Liabilities Measured at Fair Value

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2015:

Derivative liability – warrants

Balance – December 31, 2014	$9,000

Additions during the period	15,446,000

Settlement of debt	(16,835,000)

Change in fair value of warrant liability	27,873,000

Balance – December 31, 2015	$26,493,000